Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Deferred tax assets
Tax losses	$ 72,941	$ 72,899
Other temporary differences	6,972	6,196
Total deferred tax assets	79,913	79,095
Deferred tax liabilities
Intangible assets	79,913	79,825
Total deferred tax liabilities	79,913	79,825
Net deferred tax liabilities		730
Deferred tax assets expected to be settled after 12 months	79,913	79,095
Deferred tax liabilities expected to be settled within 12 months	141	99
Deferred tax liabilities expected to be settled after 12 months	$ 79,772	$ 79,726